SHARE-BASED COMPENSATION (Details 2) - Management [Member] - Share Based Payment Arrangement Managements [Member]	12 Months Ended
Sep. 30, 2023 $ / shares shares [1]
Number of shares, Nonvested at the beginning of the year | shares	100
Weighted average grant date fair value of shares, Nonvested at the beginning of the year | $ / shares	$ 79,616
Number of shares, Granted during the year | shares	100
Weighted average grant date fair value of shares, Granted during the year | $ / shares	$ 79,616
Number of shares, Vested during the year | shares	(100)
Weighted average grant date fair value of shares, Vested during the year | $ / shares	$ 79,616
Number of shares, Forfeited during the year | shares	(13)
Weighted average grant date fair value of shares, Forfeited during the year | $ / shares	$ 159,525
Number of shares, Nonvested at the end of the year | shares	87
Weighted average grant date fair value of shares, Nonvested at the end of the year | $ / shares	$ 67,353

[1]	Information is presented for a 12-month period, see comments above.